CornerCap Balanced Fund
CornerCap Balanced Fund
Investment Objective
The CornerCap Balanced Fund’s (the “Balanced Fund”) investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees (Fees paid directly from your investment)

The Balanced Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Balanced Fund, you may be charged a fee by the financial intermediary.
Shareholder Fees	CornerCap Balanced Fund
Redemption Fee	1.00%

Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Balanced Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Balanced Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Balanced Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.31%
Fee Waiver and/or Expense Reimbursement	[2]	(0.20%)
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	[1][2]	1.11%
[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other funds in which Balanced Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.10%. The contractual agreement cannot be terminated prior to August 1, 2013 without the Board of Trustees' approval.

EXAMPLE
This Example is intended to help you compare the costs of investing in the Balanced Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Balanced Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CornerCap Balanced Fund	113	395	699	1,560

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
To meet its investment objective, the Balanced Fund typically invests between 50% and 80% of its assets in equity securities (common stock and preferred stock) and between 20-50% in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds (ETFs) or other investment companies that hold securities in which the Balanced Fund may directly invest.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $5 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $2 billion, but not more that $5 billion) that the Adviser, believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Balanced Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody’s or S&P in one of their respective four highest ratings (for Moody’s, AAA, AA, A and BAA, and for S&P, AAA, AA, A and BBB), and holds these securities until maturity.

The Balanced Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when the Adviser believes securities with relatively greater value are available for purchase by the Balanced Fund, or the Adviser is seeking to raise cash.
Principal Risks

An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Balanced Fund are:

EQUITY SECURITY RISK:  The prices of equity securities will fluctuate – sometimes dramatically – over time and the Balanced Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

MID-CAP COMPANY RISK:  Stocks of mid-cap companies may have more risks than larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

BUSINESS AND COMPANY RISK:  Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK:  The specific securities selected by the Adviser may perform poorly and may cause the Balanced Fund to underperform other mutual funds with similar investment objectives.

UNDERVALUED STOCKS RISK:  Undervalued stocks include stocks that the Adviser believes are undervalued relative to their potential and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

BOND INTEREST RATE RISK:  Bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds.

CREDIT/DEFAULT RISK:  Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

INTEREST RATE RISK:  Prices of fixed-income securities rise and fall in response to interest rate changes.

ETF AND OTHER INVESTMENT COMPANY RISK:  To the extent that the Balanced Fund’s investments are in ETFs or other investment companies, your cost of investing in the Balanced Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Balanced Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Balanced Fund invests, in addition to the Balanced Fund’s direct fees and expenses.

Performance
The following bar charts and tables provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year and by showing how the Balanced Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Balanced Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Year-by-year total return as of 12/31 each year (%)

Year to Date Total Return as of June 30, 2012: 2.07% Best Quarter: June 30, 2009 14.47% Worst Quarter: December 31, 2008 (14.18)%
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on the Balanced Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Balanced Fund	(0.42%)	1.20%	4.11%	4.72%	May 24, 1997
CornerCap Balanced Fund Return After Taxes on Distributions	(0.97%)	0.36%	3.35%	2.74%	May 24, 1997
CornerCap Balanced Fund Return After Taxes on Distributions and Sale of Fund Shares	0.02%	0.75%	3.26%	3.10%	May 24, 1997
CornerCap Balanced Fund S&P 500 Index Reflects no deduction for sales charges, commissions, expenses or taxes.	2.11%	(0.25%)	2.92%	4.58%	May 24, 1997
CornerCap Balanced Fund Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.	5.80%	5.88%	5.20%	5.88%	May 24, 1997
CornerCap Balanced Fund Combined Index: 60% S&P 500 Index and 40% Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.	3.86%	2.61%	4.17%	5.47%	May 24, 1997
CornerCap Balanced Fund Russell 1000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.	0.39%	(2.64%)	3.89%	5.59%	May 24, 1997